Shareholders’ Equity - Schedule of Fair Value Proportion Allocation (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Fair Value Proportion Allocation [Line Items]
Total	$ 475
Equity component [Member]
Schedule of Fair Value Proportion Allocation [Line Items]
Total	286
2025 Warrants Liability [Member]
Schedule of Fair Value Proportion Allocation [Line Items]
Total	$ 189